Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Interest, Dividend and Fee Income
Loans	$ 11,389	$ 11,277	$ 8,194
Securities (Note 2)	3,439	3,260	2,138
Deposits with banks	1,026	1,063	1,039
Interest, Dividend and Fee Income	15,854	15,600	11,371
Interest Expense
Deposits	8,384	7,900	5,283
Subordinated debt	111	117	101
Other liabilities	2,638	2,642	1,966
Interest Expense	11,133	10,659	7,350
Net Interest Income	4,721	4,941	4,021
Non-Interest Revenue
Securities commissions and fees	269	251	263
Deposit and payment service charges	396	402	316
Trading revenues (losses)	460	327	(1,283)
Lending fees	385	395	382
Card fees	214	254	147
Investment management and custodial fees	483	473	439
Mutual fund revenues	315	308	313
Underwriting and advisory fees	344	377	208
Securities gains, other than trading (Note 2)	13	34	75
Foreign exchange gains, other than trading	64	55	53
Insurance service results (Note 1)	99	104	88
Insurance investment results (Note 1)	(9)	131	(127)
Share of profit in associates and joint ventures	38	52	69
Other revenues (losses)	(120)	215	135
Non-Interest Revenue	2,951	3,378	1,078
Total Revenue	7,672	8,319	5,099
Provision for Credit Losses (Note 3)	627	446	217
Non-Interest Expense
Employee compensation	2,870	2,895	2,552
Premises and equipment	976	1,444	953
Amortization of intangible assets	279	284	162
Advertising and business development	191	260	139
Communications	101	108	74
Professional fees	207	320	229
Other	765	368	273
Non-Interest Expense	5,389	5,679	4,382
Income Before Provision for Income Taxes	1,656	2,194	500
Provision for income taxes (Note 10)	364	484	367
Net Income	1,292	1,710	133
Attributable to:
Bank shareholders	1,290	1,703	133
Non-controlling interest in subsidiaries	2	7
Net Income	$ 1,292	$ 1,710	$ 133
Earnings Per Common Share (Canadian $) (Note 9)
Basic	$ 1.73	$ 2.19	$ 0.14
Diluted	1.73	2.19	0.14
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 9)
Dividends per common share	$ 1.51	$ 1.47	$ 1.43